Long-term debt - Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 54.4	$ 49.3
2008 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	4.7	4.3
2010 Q1 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	11.3	10.2
2010 Q4 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	24.3	22.0
2011 notes [member]
Disclosure of fair value measurement of liabilities [line items]
Senior notes	$ 14.1	$ 12.8